Hedge accounting (Details 6) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Hedge instruments, Nominal Value	R$ 282,444	R$ 273,280
Financial instruments designated as hedging instruments, at fair value	5,490	2,407
Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Hedge instruments, Nominal Value	54,243	37,951
Fair value hedges [member] | Hedge fund investments [member]
IfrsStatementLineItems [Line Items]
Hedge instruments, Nominal Value	16,304	14,603
Financial instruments designated as hedging instruments, at fair value	(299)	(762)
Financial Instrument Carrying Value Of Hedged Items	16,304	14,603
Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Hedge instruments, Nominal Value	208,993	225,396
Cash flow hedges [member] | Hedge fund investments [member]
IfrsStatementLineItems [Line Items]
Hedge instruments, Nominal Value	8,187	7,326
Financial instruments designated as hedging instruments, at fair value	(328)	391
Financial Instrument Carrying Value Of Hedged Items	8,293	7,241
Hedge Of Deposits And Repurchase Agreements [Member]
IfrsStatementLineItems [Line Items]
Hedge instruments, Nominal Value	120,550	149,210
Financial instruments designated as hedging instruments, at fair value	53	(27)
Financial Instrument Carrying Value Of Hedged Items	119,464	149,300
Hedge Of Deposits And Repurchase Agreements [Member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Hedge instruments, Nominal Value	18,265	3,288
Financial instruments designated as hedging instruments, at fair value	130	(11)
Financial Instrument Carrying Value Of Hedged Items	18,449	3,283
Hedge Of Highly Probable Forecast Transactions [Member]
IfrsStatementLineItems [Line Items]
Hedge instruments, Nominal Value	1,323	343
Financial instruments designated as hedging instruments, at fair value	(8)	1
Financial Instrument Carrying Value Of Hedged Items	1,287	343
Hedges of net investment in foreign operations [member]
IfrsStatementLineItems [Line Items]
Hedge instruments, Nominal Value	19,208	9,933	[1]
Financial instruments designated as hedging instruments, at fair value	5,248	2,591
Financial Instrument Carrying Value Of Hedged Items	18,849	8,983
Hedge Of Loan Operations [Member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Hedge instruments, Nominal Value	12,589	16,031
Financial instruments designated as hedging instruments, at fair value	430	820
Financial Instrument Carrying Value Of Hedged Items	12,592	16,031
Hedge Of Loan Operations [Member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Hedge instruments, Nominal Value	18,265	3,288
Hedge Of Assets Transactions [Member]
IfrsStatementLineItems [Line Items]
Hedge instruments, Nominal Value	7,394	6,528
Financial instruments designated as hedging instruments, at fair value		1
Financial Instrument Carrying Value Of Hedged Items	7,395	6,894
Hedge Of Asset Backed Securities Under Repurchase Agreements [Member]
IfrsStatementLineItems [Line Items]
Hedge instruments, Nominal Value	42,570	50,848
Financial instruments designated as hedging instruments, at fair value	(43)	30
Financial Instrument Carrying Value Of Hedged Items	41,761	52,916
Hedge Of Assets Denominated In U F [Member]
IfrsStatementLineItems [Line Items]
Hedge instruments, Nominal Value	10,704	7,853
Financial instruments designated as hedging instruments, at fair value	45	(646)
Financial Instrument Carrying Value Of Hedged Items	10,664	7,871
Hedge Of Securities [Member]
IfrsStatementLineItems [Line Items]
Hedge instruments, Nominal Value	25,105	7,317
Financial instruments designated as hedging instruments, at fair value	261	19
Financial Instrument Carrying Value Of Hedged Items	25,179	R$ 7,363
Hedge Of Firm Commitments [Member]
IfrsStatementLineItems [Line Items]
Hedge instruments, Nominal Value	245
Financial instruments designated as hedging instruments, at fair value	1
Financial Instrument Carrying Value Of Hedged Items	R$ 265

[1]	Under Other liabilities.